Hedging activities and derivatives	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about hedges [abstract]
Hedging activities and derivatives
50.
Hedging activities and derivatives

Derivatives designated as hedging instruments

The Group uses certain types of derivative financial instruments (viz. forwards contracts, swaps, call options and call spreads) to manage / mitigate its exposure to foreign exchange and interest risk. Further, the Group designates such derivative financial instruments (or its components) as hedging instruments for hedging the exchange rate fluctuation and interest risk attributable to either a recognised item or a highly probable forecast transaction (‘Cash flow hedge’).

The effective portion of changes in the fair value of derivative financial instruments (or its components) that are designated and qualify as cash flow hedges, are recognised in the other comprehensive income and held in hedge reserve - a component of equity. Any gains / (losses) relating to the ineffective portion, are recognised immediately in the statement of profit or loss within finance income / finance costs. The amounts accumulated in equity for highly probable forecast transaction are added to carrying value of non financial asset or non financial liability as basis adjustment, other amounts accumulated in equity are re-classified to the statement of profit or loss in the years when the hedged item affects profit or loss.

At any point of time, when a forecast transaction is no longer expected to occur, the cumulative gains / (losses) that were reported in equity is immediately transferred to the statement of profit or loss.

Cash flow hedges

Hedge has been taken against exposure to foreign currency risk and variable interest outflow on External commercial borrowings, Foreign Letter of Credits and highly probable forecast transactions. Terms of the derivative contracts and their respective impact on OCI and statement of profit or loss is as below:-

Loan

Pay fixed INR and receive USD and pay fixed interest at 4.68% to 9.79% p.a. and receive a variable interest at 3 months SOFR plus 2.61% p.a.; SOFR plus 2.25% p.a.; SOFRA plus 2% p.a.; TONA plus 1.4% p.a. and fixed interest at 2.88% to 7.10% p.a. on the notional amount.

Senior secured notes (included in long term interest-bearing loans and borrowings)

Pay fixed INR and receive USD and pay fixed interest in INR at 0.91% to 0.38% p.a. and receive a fixed interest in USD at 0.85% to 7.95% on the notional amount.

The cash flow hedges through Cross Currency Swap (CCS) of USD 1,892 (March 31, 2024: USD 1580), CCS of JPY 11,845 (March 31, 2024: JPY Nil) CCS of EURO Nil (March 31, 2024: EUR 38), Coupon Only Swap (COS) of USD 851 (March 31, 2024: USD 820), Principal Only Swap (POS) of USD 311 (March 31, 2024: USD 355) and Call Spread of USD 450 (March 31, 2023: USD 450), call spread of CNH 202 (March 31, 2024: Nil) foreign currency call options of USD Nil (March 31, 2024: USD 658) and foreign currency forwards of USD 167 (March 31, 2024: INR 181), EUR 2 (March 31, 2024: EUR 15) and CNH 2,512 (March 31,2024: CNH 3,135) outstanding at the year ended March 31, 2025 were assessed to be highly effective and a mark to market (loss)/gain of INR 287 (March 31, 2024: INR (378), March 31, 2023: INR 2,249) with a deferred tax liability/(Asset) of INR 91 (March 31, 2024: INR (82), March 31, 2023: INR 564) is included in OCI.

- All of the cash flow hedges were fully effective during the years ended March 31, 2025, 2024 and 2023.

- All of the underlying foreign currency and floating interest rate exposure is fully hedged with cash flow hedges as at March 31, 2025 and 2024.

The expiry dates of cash flow hedge deals range between April 2, 2025 to July 17, 2028.

Foreign currency and interest rate risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD, CNH and EURO.

	March 31, 2024		March 31, 2025
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments - Non-current	2,593	225	3,309	217
Derivative contracts designated as hedging instruments - Current	973	1,093	4,089	830

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	668	1,679	32	0
Gain / (loss) recognised on cash flow hedges	9,606	(2,715)	3,015	35
(Gain) / loss reclassified to profit or loss (under head finance costs)	(8,086)	406	(2,370)	(28)
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	57	(11)	(12)	(0)
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	—	(75)	(718)	(8)
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	(90)	—	—	—
Income tax relating on cash flow hedges*	(336)	594	(12)	(0)
Closing balance	1,819	(122)	(65)	(1)
Less: Non-controlling interest movement	(140)	154	35	0
Closing balance (after non-controlling interest)	1,679	32	(30)	1

b) Cost of hedge reserve on cash flow hedges
Opening balance (after non-controlling interest)	(1,996)	(2,297)	(1,899)	(22)
Effective portion of changes in fair value	(5,923)	(3,346)	(2,160)	(25)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	4,194	2,435	1,420	17
Loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	—	1,177	2,624	31
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	1,340	400	0	0
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	12	—	—	—
Income tax relating to cost of hedge reserve*	87	(243)	(458)	(5)
Closing balance	(2,286)	(1,874)	(473)	(6)
Less: Non-controlling interest movement	(11)	(25)	(88)	(1)
Closing balance (after non-controlling interest)	(2,297)	(1,899)	(561)	(7)

c) Total Hedge reserve movement (a+b)
Opening balance (after non-controlling interest)	(1,328)	(618)	(1,867)	(22)
OCI for the year	861	(2,205)	(93)	(1)
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment), net of tax	—	827	1,422	17
Attributable to non-controlling interests	(151)	129	(53)	(1)
Closing balance (after non-controlling interest)	(618)	(1,867)	(591)	(7)

* includes amount recognised directly in equity